                                             JOHN E. CONNOLLY, JR.
                                             ASSISTANT GENERAL COUNSEL
                                             METROPOLITAN LIFE INSURANCE COMPANY
                                             501 BOYLSTON STREET
                                             BOSTON, MA 02116-3700

Metropolitan Life Insurance Company
200 Park Avenue
New York, NY 10166

                                             March 8, 2007

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:  Metropolitan Life Variable Annuity Separate Account II
          File No. 811-08628

Commissioners:

Annual Reports dated December 31, 2006 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of Metropolitan Life Variable Annuity Separate Account II of Metropolitan Life Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The Annual Reports for certain series of AIM Variable Insurance Funds are incorporated by reference as filed on Form N-CSR, CIK No. 0000896435, File No. 811-07452.

The Annual Reports for certain portfolios of AllianceBernstein Variable Products Series Fund, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000825316, File No. 811-05398.

The Annual Reports for certain series of Franklin Templeton Variable Insurance Products Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000837274, File No. 811-05583.

The Annual Reports for certain portfolios of Legg Mason Partners Investment Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000810271, File No. 811-05018.

The Annual Reports for certain series of Legg Mason Partners Variable Portfolios I, Inc., are incorporated by reference as filed on Form N-CSR, CIK No. 0001047909, File No. 811-08443.

The Annual Reports for certain series of Legg Mason Partners Variable Portfolios II are incorporated by reference as filed on Form N-CSR, CIK No. 0000874835, File No. 811-06310.

Metropolitan Life Variable Annuity Separate Account II
File No. 811-08628
Page 2


The Annual Reports for certain series of Legg Mason Partners Variable Portfolios III, Inc. are incorporated by reference as filed on Form N-CSR, CIK
No. 0000919557, File No. 811-08372.

The Annual Reports for certain series of Legg Mason Partners Variable Portfolios V are incorporated by reference as filed on Form N-CSR, CIK No. 0001176343, File No. 811-21128.

The Annual Reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 811-10183.

The Annual Reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

The Annual Reports for certain series of MFS(R) Variable Insurance Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000918571, File No. 811-08326.

The Annual Reports for certain portfolios of PIMCO Variable Insurance Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001047304, File No. 811-08399.

The Annual Reports for certain series of Putnam Variable Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000822671, File No. 811-05346.

The Annual Reports for certain portfolios of Van Kampen Life Investment Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000778536, File No. 811-04424.

The Annual Reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000356494, File No. 811-03329.

The Annual Reports for certain portfolios of Variable Insurance Products Fund II are incorporated by reference as filed on Form N-CSR, CIK No. 0000831016, File No. 811-05511.

The Annual Reports for certain portfolios of Variable Insurance Products Fund III are incorporated by reference as filed on Form N-CSR, CIK No. 0000927384, File No. 811-07205.

                                             Sincerely,


                                             /s/ John E. Connolly, Jr.
                                             -----------------------------------
                                             John E. Connolly, Jr.
                                             Assistant General Counsel
                                             Metropolitan Life Insurance Company